Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expense and Other Assets, Current [Abstract]
Summary of prepayments and other current assets

	December 31, 2025	December 31, 2024
Prepaid expenses	$6,946,699	$278,731
Receivable from government authorities	4,523	201
Input tax credits and prepaid tax	1,024,106	697,214
Current contract costs (1)	1,627,431	—
Other current assets	10,437,492	25,971
Total	$20,040,251	$1,002,117

(1) Represents the current portion of the asset recognized from the costs to obtain contracts with customers. See Note 2.17 for more information.